Summary of Significant Accounting Policies (Details) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Feb. 28, 2026	Feb. 28, 2025	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses								$ 521,007
Allowance for credit losses								522,191
Estimated useful life				5 years
Lease term				12 months
Written-down of inventories								13,206
Vesting period term	6 months
Management approach to determine reportable segments description				The Group operates and manages its business as a single operating and reportable segment. The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performance of the Group.
Executive Chairman				Chief Executive Officer
Other revenue								431,378
Revenue from the agreements		$ 107,400
Related Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses				522,191		522,191
Government Subsidies [Member]
Summary of Significant Accounting Policies [Line Items]
Written-down of inventories						$ 0.9
DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Management approach to determine reportable segments description					The Company performs research and development activities of its own and for others substantially in one location using resources common to internal research activities and revenue-producing services, which have been limited to date.
Executive Chairman					Chief Executive Officer
Cash equivalents
FDIC insured limits					250,000
Impairment charges on long-lived assets
Other revenue		190,355	$ 631,729		631,729		1,319,531
Revenue from the agreements		107,400					89,281
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term				9 months 15 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term				21 months 15 days
Maximum [Member] | DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
FDIC insured limits		250,000
Other revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Other revenue		60,000	100,000
Other revenue [Member] | DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Other revenue		$ 60,000	$ 100,000		100,000
Unbilled Revenues [Member] | DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Contract asset							$ 89,281